Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Income Statement [Abstract]
Revenue				$ 3,400	$ 3,400	$ 1,000
Operating expenses
General and administrative	495,929	444,188	609,404	475,579	280,676	67,442
Legal and professional	852,883		1,414,593		1,586,705
Amortization					20,503
Impairment of assets		94,952		94,952	94,952
Total operating expenses	1,348,812	539,140	2,023,997	570,531	1,982,836	67,442
Loss from operations	(1,348,812)	(539,140)	(2,023,997)	(567,131)	(1,979,436)	(66,442)
Other expense
Interest expense	25,778		49,693		10,726
Total other expense	25,778		49,693		10,726
Net Loss	$ (1,374,590)	$ (539,140)	$ (2,073,690)	$ (567,131)	$ (1,990,162)	$ (66,442)
Loss per share - basic	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Loss per share - diluted	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average shares outstanding - basic	524,220,648	89,805,629	519,030,959	48,909,890	280,869,691	5,097,539